Share Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share Capital
22.	Share Capital

As at December 31, 2017 and 2018, the Group’s number of authorized shares is one billion.

	December 31, 2017					December 31, 2018
	Number of outstanding shares	Par value per share (Korean won)		Ordinary Shares (in millions of Korean won)		Number of outstanding shares	Par value per share (Korean won)		Ordinary Shares (in millions of Korean won)
Ordinary shares[1]	261,111,808	￦	5,000	￦	1,564,499	261,111,808	￦	5,000	￦	1,564,499

1	The Group retired 51,787,959 treasury shares against retained earnings. Therefore, the ordinary shares amount differs from the amount resulting from multiplying the number of shares issued.